Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000,000
Total Fee Amount	$ 107,170
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $700,000,000.
Narrative - Max Aggregate Offering Price	$ 700,000,000
Final Prospectus	true